Investment Securities - Summary of Equity Investment Securities Designated as at Fair Value Through Other Comprehensive Income (Detail) - Investments in equity instruments designated at fair value through other comprehensive income [member] - CAD ($)
$ in Millions
	Apr. 30, 2019	Jan. 31, 2019	Oct. 31, 2018
Disclosure of financial assets [line items]
Cost	$ 1,388	$ 1,208	$ 1,271
Gross unrealized gains	174	146	126
Gross unrealized losses	62	101	92
Fair value	1,500	1,253	1,305
Preferred equity instruments [member]
Disclosure of financial assets [line items]
Cost	145	267	334
Gross unrealized gains	2
Gross unrealized losses	48	85	54
Fair value	99	182	280
Common shares [member]
Disclosure of financial assets [line items]
Cost	1,243	941	937
Gross unrealized gains	172	146	126
Gross unrealized losses	14	16	38
Fair value	$ 1,401	$ 1,071	$ 1,025